SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss) attributable to common stockholders	$ 2,404,519	$ 365,954
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss) attributable to common stockholders	$ 56,770	$ (10,102,280)
Weighted average shares outstanding, basic	239,465,160	239,465,160
Weighted average dilutive stock options	11,217,415
Weighted average shares outstanding, diluted	250,682,575	239,465,160
Net income (loss) per share attributable to common stockholders, basic	$ 0.00	$ (0.04)
Net income (loss) per share attributable to common stockholders, diluted	$ 0.00	$ (0.04)